UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782

Signature, Place and Date of Signing:


/s/ Michael A. Karsch               New York, NY                  05/15/2007
---------------------------------  -------------               --------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:  $2,712,662
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
----      -------------------      ------------------------------

1.        28-10580                 Karsch Associates, LLC
2.        28-10579                 Karsch Capital II, LP
3.        28-10586                 Karsch Capital, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                           March 31, 2007
Column 1                        Column 2          Column 3       Col 4         Column 5        Col 6   Col 7         Column 8

                                                                 Value    Shars/    Sh/ Put/  Invstmt  Other     Voting Authority
Name of Issuer                  Title of Class    CUSIP         (x1000)   Prn Amt   Prn Call  Discrtn  Mngrs   Sole      Shared None
ADVANCE AUTO PARTS INC          COM               00751y106      41,295   1,071,200 SH          SOLE    NONE   1,071,200
AIRCASTLE LTD                   COM               g0129k104       2,422      68,458 SH          SOLE    NONE      68,458
AMERICAN TOWER CORP             CL A              029912201      29,167     748,836 SH          SOLE    NONE     748,836
APPLIED MICRO CIRCUITS CORP     COM               03822W109      22,953   6,288,485 SH          SOLE    NONE   6,288,485
ARBITRON INC                    COM               03875q108      56,288   1,198,898 SH          SOLE    NONE   1,198,898
ASSISTED LIVING CONCEPT NEV N   CL A              04544x102      26,925   2,281,756 SH          SOLE    NONE   2,281,756
BEAR STEARNS COS INC            COM               073902108     114,456     761,266 SH          SOLE    NONE     761,266
CISCO SYS INC                   COM               17275R102      29,108   1,140,158 SH          SOLE    NONE   1,140,158
COSTCO WHSL CORP NEW            COM               22160k105      45,054     836,811 SH          SOLE    NONE     836,811
CROWN HOLDINGS INC              COM               228368106     146,040   5,970,561 SH          SOLE    NONE   5,970,561
CSK AUTO CORP                   COM               125965103      70,466   4,096,830 SH          SOLE    NONE   4,096,830
DELL INC                        COM               24702R101      41,355   1,781,756 SH          SOLE    NONE   1,781,756
DISCOVERY HOLDING CO            CL A COM          25468y107      45,062   2,355,541 SH          SOLE    NONE   2,355,541
FORTRESS INVESTMENT GROUP LL    CL A              34958b106       2,868     100,000 SH          SOLE    NONE     100,000
FOUNDRY NETWORKS INC            COM               35063r100      22,838   1,682,980 SH          SOLE    NONE   1,682,980
FREEDOM ACQUISITION HLDGS IN    UNIT 12/28/2011   35645F202      29,046   2,679,526 SH          SOLE    NONE   2,679,526
GARTNER INC                     COM               366651107     100,707   4,204,866 SH          SOLE    NONE   4,204,866
GENESIS LEASE LTD               ADR               37183t107      40,804   1,560,369 SH          SOLE    NONE   1,560,369
HERTZ GLOBAL HOLDINGS INC       COM               42805T105      54,582   2,303,022 SH          SOLE    NONE   2,303,022
HORNBECK OFFSHORE SVCS INC N    COM               440543106      13,064     456,000 SH          SOLE    NONE     456,000
HUTCHINSON TECHNOLOGY INC       COM               448407106      22,004     942,332 SH          SOLE    NONE     942,332
INFINEON TECHNOLOGIES AG        SPONSORED ADR     45662N103      20,935   1,344,577 SH          SOLE    NONE   1,344,577
INTEGRATED DEVICE TECHNOLOGY    COM               458118106      40,489   2,625,752 SH          SOLE    NONE   2,625,752
LIBERTY MEDIA HLDG CORP         INT COM SER A     53071m104      68,084   2,858,269 SH          SOLE    NONE   2,858,269
LIONS GATE ENTMNT CORP          COM NEW           535919203       1,718     150,401 SH          SOLE    NONE     150,401
LOEWS CORP                      CAROLNA GP STK    540424207     124,222   1,642,935 SH          SOLE    NONE   1,642,935
MARCHEX INC                     CL B              56624r108       3,709     242,077 SH          SOLE    NONE     242,077
MENS WEARHOUSE INC              COM               587118100      14,525     308,708 SH          SOLE    NONE     308,708
MICROSOFT CORP                  COM               594918104      59,362   2,129,966 SH          SOLE    NONE   2,129,966
OFFICE DEPOT INC                COM               676220106     109,385   3,112,823 SH          SOLE    NONE   3,112,823
R H DONNELLEY CORP              COM               74955w307      40,547     571,963 SH          SOLE    NONE     571,963
SBA COMMUNICATIONS CORP         COM               78388j106     112,102   3,793,635 SH          SOLE    NONE   3,793,635
SEARS HLDGS CORP                COM               812350106      63,161     350,580 SH          SOLE    NONE     350,580
SEMTECH CORP                    COM               816850101      46,341   3,437,789 SH          SOLE    NONE   3,437,789
SIX FLAGS INC                   COM               83001p109       7,574   1,260,200 SH          SOLE    NONE   1,260,200
SPDR TR                         UNIT SER 1        78462f103      31,240     220,000 SH          SOLE    NONE     220,000
STAPLES INC                     COM               855030102      49,912   1,931,578 SH          SOLE    NONE   1,931,578
TEMPUR PEDIC INTL INC           COM               88023u101       2,599     100,000 SH          SOLE    NONE     100,000
TEXTRON INC                     COM               883203101      28,672     319,290 SH          SOLE    NONE     319,290
THERMO FISHER SCIENTIFIC INC    COM               883556102      90,727   1,940,685 SH          SOLE    NONE   1,940,685
TRACTOR SUPPLY CO               COM               892356106      14,201     275,739 SH          SOLE    NONE     275,739
TRW AUTOMOTIVE HLDGS CORP       COM               87264s106       4,188     120,274 SH          SOLE    NONE     120,274
WESCO INTL INC                  COM               95082p105      41,710     664,377 SH          SOLE    NONE     664,377
WHIRLPOOL CORP                  COM               963320106      55,122     649,180 SH          SOLE    NONE     649,180
WILLIAMS COS INC DEL            COM               969457100      35,969   1,263,850 SH          SOLE    NONE   1,263,850
COSTCO WHSL CORP NEW            COM               22160K 10 5    20,777     385,900     CALL    SOLE    NONE     385,900
OFFICE DEPOT INC                COM               676220 10 6    28,119     800,200     CALL    SOLE    NONE     800,200
UBS AG                          COM               H89231 33 8    61,106   1,028,200     CALL    SOLE    NONE   1,028,200
HARLEY DAVIDSON INC             COM               412822 10 8    37,530     638,800     PUT     SOLE    NONE     638,800
ISHARES TR                      RUSSEL 2000       464287655     220,640   2,775,000     PUT     SOLE    NONE   2,775,000
MICROSTRATEGY INC               CL A NEW          594972 40 8    25,986     205,600     PUT     SOLE    NONE     205,600
SEALED AIR CORP NEW             COM               81211K 10 0    19,504     617,200     PUT     SOLE    NONE     617,200
SPX CORP                        COM               784635 10 4   233,731     164,500     PUT     SOLE    NONE     164,500
TEMPUR PEDIC INTL INC           COM               88023U 10 1     9,097     350,000     PUT     SOLE    NONE     350,000
UST INC                         COM               902911 10 6    12,524     216,000     PUT     SOLE    NONE     216,000
WELLS FARGO & CO NEW            COM               949746 10 1    20,651     599,800     PUT     SOLE    NONE     599,800

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